Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets

	2019	2018
	US$’000	US$’000
Cost
At January 1	586	526
Addition	20	67
Exchange difference	15	(7)
At December 31	621	586
Accumulated amortization
At January 1	(429)	(388)
Amortization	(50)	(44)
Exchange difference	(14)	3
At December 31	(493)	(429)
Net book value
At December 31	128	157